Acquisition (Tables)	9 Months Ended
Sep. 30, 2020
CPN Biosciences, LLC
Business Acquisition [Line Items]
Summary of purchase price allocation
Based upon a preliminary valuation, the total purchase price allocation was as follows:

Assets acquired:
Accounts receivable	$1,048
Inventory	1,230
Prepaid expenses and other current assets	1
Property and equipment	85
Intangible assets	13,570
Other assets	4

Total assets acquired	15,938
Liabilities assumed:
Accounts payable	51
Accrued expenses and other current liabilities	240

Total liabilities assumed	291
Total identifiable assets acquired, net	15,647
Total purchase price	19,024

Goodwill	$3,377